Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
2021	$ 96,000	$ 192,000
2022	144,000	144,000
Operating Leases, Future Minimum Payments Due	$ 240,000	$ 336,000